Consolidated Statements of Assets and Liabilities $ in Thousands	Sep. 30, 2023 USD ($) $ / shares
Assets
Non-controlled/non-affiliated investments, at fair value (amortized cost of $3,158,601 and $2,939,646 at September 30, 2023 and December 31, 2022, respectively)	$ 3,123,450
Cash	88,085
Deferred financing costs	15,253
Interest and dividend receivable from non-controlled/non-affiliated investments	26,178
Receivable for investments sold/repaid	22
Prepaid expenses and other assets	23,887
Total assets	3,276,875
Liabilities
Debt (net of unamortized debt issuance costs of $6,152 and $7,899 at September 30, 2023 and December 31, 2022, respectively)	1,718,379
Payable to affiliates	702
Dividends payable	43,211
Management fees payable	1,938
Income based incentive fees payable	10,727
Capital call proceeds received in advance	7,332
Interest payable	8,933
Accrued expenses and other liabilities	4,181
Total liabilities	1,795,403
Net Assets
Common stock, par value $0.001 (100,000,000 shares authorized and 72,018,635 and 70,536,678 shares issued and outstanding as of September 30, 2023 and December 31, 2022, respectively)	72
Paid-in capital in excess of par value	1,481,875
Subscribed but unissued shares	213,218
Subscriptions receivable	(213,218)
Net distributable earnings (accumulated losses)	(475)
Total net assets	1,481,472
Total liabilities and net assets	$ 3,276,875
Net asset value per share (in dollars per share) | $ / shares	$ 20.57